Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
OPERATING ACTIVITIES
Loss for the period	$ (3,316)	$ (2,564)
Add items not affecting cash / adjustments:
Depreciation	23	30
Interest expense	1,072	1,307
Unrealized foreign exchange (loss)	327	(33)
Loss on fair value of derivatives and other instruments	0	8
Loss on partial settlement of Sprott Facility	147	99
Stock compensation expense	683	440
Directors' fees paid in deferred share units	39	38
Net change in non-cash working capital	(817)	(3,742)
Net cash flows from (used in) operating activities	(1,842)	(4,417)
FINANCING ACTIVITIES
Proceeds from issuance of equity	12,039	12,736
Equity issuance costs	(354)	(592)
Cash received from option exercises	20	0
Sprott Facility principal repayments	(5,800)	(3,515)
Sprott Facility interest paid	(220)	(564)
Lease payments made	(22)	(22)
Cash received from Waterberg partners	229	676
Net cash flows from (used in) financing activities	5,892	8,719
INVESTING ACTIVITIES
Performance bonds	(11)	(17)
Expenditures incurred on Waterberg Project	(1,870)	(1,032)
Net cash flows from (used in) investing activities	(1,881)	(1,049)
Net increase in cash	2,169	3,253
Effect of foreign exchange on cash	(156)	219
Cash, beginning of period	6,059	1,308
Cash end of period	$ 8,072	$ 4,780